Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
Costs
Balance, January 1, 2017	17,753,737
Advances for vessels under construction	3,016,069
Advances for vessel acquisitions	3,810,765
New building vessel delivered during the period	(17,788,540)
Vessels delivered during the period	(4,473,448)
Balance, June 30, 2017	2,318,583